Meridian Growth Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Shares	Value
Common Stocks - 94.5%
Communication Services - 4.9%
Interactive Media & Services - 4.9%
Cargurus, Inc.[1]	469,272	$19,925,289
Ziff Davis, Inc.[1,2]	522,620	50,579,163
ZipRecruiter, Inc. Class A1,2	966,950	22,220,511
Total Communication Services		92,724,963
Consumer Discretionary - 17.1%
Auto Components - 0.5%
Fox Factory Holding Corp.[1]	99,687	9,764,342
Diversified Consumer Services - 4.7%
2U, Inc.[1]	952,473	12,648,841
Frontdoor, Inc.[1]	1,632,731	48,737,020
Grand Canyon Education, Inc.[1]	280,488	27,238,190
		88,624,051
Hotels, Restaurants & Leisure - 1.2%
Churchill Downs, Inc.	46,665	10,349,364
Sportradar Holding AG Class A (Switzerland)[1,2]	760,557	12,655,668
		23,005,032
Internet & Direct Marketing Retail - 1.4%
Farfetch Ltd. (United Kingdom)[1]	925,865	13,999,079
Shutterstock, Inc.	130,477	12,144,799
		26,143,878
Leisure Products - 0.4%
Polaris, Inc.[2]	70,477	7,422,638
Specialty Retail - 2.4%
Sally Beauty Holdings, Inc.[1,2]	2,505,295	39,157,761
Vroom, Inc.[1,2]	1,712,020	4,553,973
		43,711,734
Textiles, Apparel & Luxury Goods - 6.5%
Canada Goose Holdings, Inc. (Canada)[1]	432,709	11,393,228
Carter's, Inc.	103,430	9,514,526
Hanesbrands, Inc.[2]	2,331,228	34,711,985
Skechers U.S.A., Inc. Class A1	1,337,807	54,529,013
Under Armour, Inc. Class C1	781,009	12,152,500
		122,301,252
Total Consumer Discretionary		320,972,927
Financials - 2.7%
Banks - 0.4%
Bank OZK	194,495	8,304,936
Capital Markets - 2.3%
LPL Financial Holdings, Inc.	142,588	26,047,976
	Shares	Value
WisdomTree Investments, Inc.[2]	2,901,510	$17,031,864
		43,079,840
Total Financials		51,384,776
Health Care - 22.9%
Biotechnology - 4.4%
Adagio Therapeutics, Inc. Acquisition Date: 4/16/21, Cost $5,699,950[1,3]	364,980	1,664,309
Agios Pharmaceuticals, Inc.[1,2]	313,180	9,116,670
C4 Therapeutics, Inc.[1]	337,500	8,187,750
CareDx, Inc.[1]	442,487	16,367,594
Exact Sciences Corp.[1]	72,098	5,041,092
Heron Therapeutics, Inc.[1,2]	964,892	5,519,182
Relay Therapeutics, Inc.[1,2]	350,097	10,478,403
SpringWorks Therapeutics, Inc.[1,2]	171,856	9,699,553
Veracyte, Inc.[1]	578,614	15,952,388
		82,026,941
Health Care Equipment & Supplies - 10.7%
ABIOMED, Inc.[1]	29,635	9,816,297
Axogen, Inc.[1]	960,631	7,627,410
Cooper Cos., Inc. (The)	23,635	9,869,740
Hologic, Inc. [1]	330,130	25,360,587
Masimo Corp.[1]	68,367	9,950,133
Merit Medical Systems, Inc.[1]	563,979	37,515,883
Nevro Corp. [1]	161,308	11,667,408
Quidel Corp.[1]	281,486	31,655,916
STERIS Plc	236,159	57,096,161
Talis Biomedical Corp.[1]	395,053	557,025
		201,116,560
Health Care Providers & Services - 3.8%
AMN Healthcare Services, Inc.[1]	86,210	8,994,289
Cano Health, Inc.[1,2]	853,304	5,418,481
HealthEquity, Inc.[1]	362,887	24,473,099
Henry Schein, Inc.[1]	248,202	21,640,733
MEDNAX, Inc.[1,2]	485,221	11,392,989
		71,919,591
Health Care Technology - 1.2%
Certara, Inc.[1]	546,291	11,734,331
Omnicell, Inc.[1]	87,299	11,304,347
		23,038,678
Life Sciences Tools & Services - 2.3%
Sotera Health Co.[1]	813,640	17,623,442
Syneos Health, Inc.[1]	323,281	26,169,597
		43,793,039
Pharmaceuticals - 0.5%
Arvinas, Inc.[1]	138,168	9,298,706
Total Health Care		431,193,515

Meridian Funds	1	www.meridianfund.com

Meridian Growth Fund
Schedule of Investments (continued)
March 31, 2022 (Unaudited)
	Shares	Value
Industrials - 25.8%
Aerospace & Defense - 0.8%
Rocket Lab U.S.A., Inc.[1,2]	793,060	$6,384,133
Woodward, Inc.	73,618	9,195,624
		15,579,757
Air Freight & Logistics - 2.9%
CH Robinson Worldwide, Inc.	295,415	31,819,149
Forward Air Corp.	230,097	22,498,885
		54,318,034
Commercial Services & Supplies - 6.3%
ABM Industries, Inc.	312,929	14,407,251
ACV Auctions, Inc. Class A1	1,845,465	27,331,337
Cimpress Plc (Ireland)[1]	183,376	11,660,880
Clean Harbors, Inc.[1]	193,647	21,618,751
Ritchie Bros. Auctioneers, Inc. (Canada)	747,560	44,128,467
		119,146,686
Electrical Equipment - 4.1%
Generac Holdings, Inc.[1]	115,321	34,280,320
Sensata Technologies Holding Plc[1]	825,869	41,995,439
		76,275,759
Machinery - 3.6%
John Bean Technologies Corp.	85,788	10,163,304
Middleby Corp. (The)[1]	150,197	24,623,296
Tennant Co.	301,281	23,740,943
Toro Co. (The)	109,273	9,341,749
		67,869,292
Marine - 4.4%
Kirby Corp.[1]	387,433	27,968,788
Matson, Inc.	446,541	53,861,776
		81,830,564
Professional Services - 3.3%
Alight, Inc. Class A1	1,804,856	17,958,317
Sterling Check Corp.[1,2]	506,703	13,392,160
TriNet Group, Inc.[1]	321,149	31,588,216
		62,938,693
Road & Rail - 0.4%
Heartland Express, Inc.	486,413	6,843,831
Total Industrials		484,802,616
Information Technology - 20.5%
Communications Equipment - 0.5%
Starry, Inc. Acquisition Date: 3/28/22, Cost $2,600,003[1,3]	346,667	2,433,949
	Shares	Value
Starry, Inc. Acquisition Date: 5/14/18 - 3/6/19, Cost $6,054,992[1,3]	1,078,743	$7,573,855
		10,007,804
Electronic Equipment, Instruments & Components - 1.7%
Belden, Inc.	161,832	8,965,493
Trimble, Inc.[1]	322,205	23,243,868
		32,209,361
IT Services - 1.2%
Euronet Worldwide, Inc.[1]	170,424	22,180,684
Semiconductors & Semiconductor Equipment - 3.9%
GLOBALFOUNDRIES, Inc.[1,2]	489,755	30,570,507
ON Semiconductor Corp.[1]	677,391	42,411,451
		72,981,958
Software - 13.2%
8x8, Inc.[1]	1,833,381	23,082,267
Anaplan, Inc.[1]	184,079	11,974,339
ChannelAdvisor Corp.[1]	333,208	5,521,257
Consensus Cloud Solutions, Inc.[1]	172,649	10,381,384
DocuSign, Inc.[1]	122,248	13,095,206
KnowBe4, Inc. Class A1	592,964	13,650,031
Mandiant, Inc.[1]	491,292	10,960,724
Mimecast Ltd.[1]	175,493	13,962,223
Momentive Global, Inc.[1]	1,302,031	21,171,024
Monday.com Ltd.[1,2]	84,679	13,385,209
N-able, Inc.[1,2]	1,761,870	16,033,017
New Relic, Inc.[1]	287,095	19,200,914
Smartsheet, Inc. Class A1	298,579	16,356,158
Sumo Logic, Inc.[1,2]	982,385	11,464,433
Tenable Holdings, Inc.[1]	177,291	10,245,647
Zendesk, Inc.[1]	306,088	36,819,325
		247,303,158
Total Information Technology		384,682,965
Materials - 0.6%
Containers & Packaging - 0.6%
Graphic Packaging Holding Co.	537,626	10,774,025
Total Materials		10,774,025
Total Common Stocks - 94.5% (Cost $1,398,127,682)		1,776,535,787

Meridian Funds	2	www.meridianfund.com

Meridian Growth Fund
Schedule of Investments (continued)
March 31, 2022 (Unaudited)
	Shares	Value
Preferred Stocks - 2.6%
Consumer Discretionary - 1.0%
Internet & Direct Marketing Retail - 0.8%
Evolve Vacation Rental Network, Inc. Series 9 Acquisition Date: 5/29/20, Cost $4,499,999[1,3,4]	776,451	$15,039,856
Specialty Retail - 0.2%
Capsule Corp. Series D Acquisition Date: 4/8/21, Cost $2,999,993[1,3,4]	207,016	2,637,384
Total Consumer Discretionary		17,677,240
Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
Binx Health, Inc. Series E Acquisition Date: 5/26/21, Cost $8,500,136[1,3,4]	31,619	7,882,933
Total Health Care		7,882,933
Information Technology - 0.8%
Software - 0.8%
Dataminr, Inc. Series F Acquisition Date: 3/22/21, Cost $7,369,692[1,3,4]	167,493	6,950,960
Skyryse, Inc. Series B Acquisition Date: 10/21/21, Cost $7,164,990[1,3,4]	290,316	7,164,990
Total Information Technology		14,115,950
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Apartment List, Inc. Series D Acquisition Date: 11/2/20 - 12/21/20, Cost $8,399,997[1,3,4]	2,299,479	8,163,150
Total Real Estate		8,163,150
Total Preferred Stocks - 2.6% (Cost $38,934,807)		47,839,273
Private Investment Funds - 1.7%
Quail Investment Holdings, LLC Acquisition Date: 9/1/20, Cost $4,037,882[1,3,5]	4,038	3,871,037
	Shares	Value
Rhino (E) Investment Holdings, LLC Acquisition Date: 7/10/20, Cost $10,236,000[1,3,6]	645,578	$27,568,763
Total Private Investment Funds - 1.7% (Cost $14,273,882)		31,439,800
	Shares/ Principal Amount
Short-Term Investments - 7.6%[7]
Money Market Funds - 2.5%
BlackRock Liquidity Funds, FedFund, Institutional Class, 0.23%	11,094,000	11,094,000
Goldman Sachs Financial Square Government Fund, Institutional Class, 0.24%	11,956,000	11,956,000
Invesco Short Term Investments, Government & Agency Portfolio, Institutional Class, 0.25%	12,057,000	12,057,000
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.25%	9,866,000	9,866,000
Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.23%	1,788,000	1,788,000
Total Money Market Funds (Cost $46,761,000)		46,761,000

Meridian Funds	3	www.meridianfund.com

Meridian Growth Fund
Schedule of Investments (continued)
March 31, 2022 (Unaudited)
	Shares/ Principal Amount	Value
Repurchase Agreements - 5.1%
Daiwa Capital Markets America, Inc., dated 3/31/22, due 4/1/22, 0.30% total to be received $30,033,958 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 6.50%, 4/5/22 - 4/1/52, totaling $30,634,382)	$30,033,708	$30,033,708
National Bank Financial, Inc., dated 3/31/22, due 4/1/22, 0.34% total to be received $33,441,076 (collateralized by various U.S. Treasury Obligations, 0.00% - 3.00%, 4/1/22, totaling $34,109,648)	33,440,760	33,440,760
	Shares/ Principal Amount	Value
RBC Dominion Securities, Inc., dated 3/31/22, due 4/1/22, 0.30% total to be received $33,441,039 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 5.50%, 4/26/22 - 3/20/52, totaling $34,109,576)	$33,440,760	$33,440,760
Total Repurchase Agreements (Cost $96,915,228)		96,915,228
Total Short-Term Investments - 7.6% (Cost $143,676,228)		143,676,228
Total Investments - 106.4% (Cost $1,595,012,599)		1,999,491,088
Liabilities in Excess of Other Assets - (6.4)%		(120,220,481)
Net Assets - 100.0%		$1,879,270,607

Plc—Public Limited Company
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at March 31, 2022. Total value of such securities at period-end amounts to $169,299,497 and represents 9.01% of net assets.
[3]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $90,951,186 and represents 4.84% of net assets.
[4]	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Directors.
[5]	Quail Investment Holdings, LLC is a limited liability company that was organized to invest solely in Qumulo, Inc. Series E Preferred Stock. The value of Qumulo, Inc. is substantially the same as Quail Investment Holdings, LLC.
[6]	Rhino (E) Investment Holdings, LLC is a limited liability company that was organized to invest solely in Rivian Automotive, Inc. Series E Preferred Stock. The value of Rivian Automotive, Inc. is substantially the same as Rhino (E) Investment Holdings, LLC.
[7]	Collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	4	www.meridianfund.com